Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

We are providing the following information about the relationship between executive compensation actually paid (CAP) and certain financial performance of the Company as required by SEC rules. Please see “Compensation Discussion & Analysis” for discussion of our compensation philosophy and how the Compensation and Talent Committee structures our compensation program with performance-based and at-risk target compensation to motivate and reward the achievement of performance-based financial and other goals that align with our operational and strategic objectives. The SEC-defined CAP data set forth in the table below does not reflect amounts actually realized by our NEOs, and the Compensation and Talent Committee has not used or considered CAP previously in establishing the NEO compensation program. A significant portion of the CAP amounts shown relate to changes in values of unvested awards over the course of the reporting year. These unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our stock price. As described in detail in the “Compensation Discussion & Analysis” section above, the PSUs are subject to multi-year performance conditions tied to relative and absolute performance metrics and all of the RSUs and PSUs are subject to time vesting conditions. The ultimate values actually realized by our NEOs from unvested equity awards, if any, will not be determined until the awards fully vest.

PAY VERSUS PERFORMANCE TABLE

					VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)(1)	COMPENSATION ACTUALLY PAID TO PEO ($)(2)	AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)(3)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS ($)(4)	TOTAL SHAREHOLDER RETURN ($)(5)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(6)	NET INCOME ($ IN MILLIONS) (7)	ADJUSTED EBITDA ($ IN MILLIONS) (8)
2023	7,572,491	3,969,782	2,141,593	1,831,339	117.95	104.54	40.3	180.6
2022	5,408,566	(1,128,864)	1,505,277	520,649*	147.08	104.59	24.4	129.8
2021	5,972,977	10,669,937	1,470,524	1,525,029	195.76	142.18	93.4	157.0
2020	4,320,573	10,386,393	1,437,158	2,363,731	146.92	117.51	59.7	139.9

(1)	Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Eyler for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2023”.

(2)	Amounts reported reflect CAP for Mr. Eyler, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eyler during the applicable year. The adjustments below were made to Mr. Eyler’s total compensation for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K. No amounts were reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for any applicable year, so no defined benefit and actuarial pension plan adjustments were made for any applicable year.

YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	LESS	REPORTED VALUE OF EQUITY AWARDS ($)(A)	PLUS	EQUITY AWARD ADJUSTMENTS ($)(B)	EQUALS	CAP FOR PEO ($)(C)
2023	7,572,491	-	4,694,643	+	1,091,934	=	3,969,782
2022	5,408,566	-	3,499,553	+	(3,037,877)	=	(1,128,864)
2021	5,972,977	-	3,801,502	+	8,498,462	=	10,669,937
2020	4,320,573	-	2,650,016	+	8,715,836	=	10,386,393

(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. No amounts were reported in the “Option Awards” column in the Summary Compensation Table for any applicable year.

(b)	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year. No awards were granted and vested in same year for any applicable year and no dividends or other earnings were paid on awards in any applicable year. The fair values of RSUs and PSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates, and for PSUs (ROIC/Adjusted EBITDA), updated Company performance metric projections. The amounts deducted or added in calculating the equity award adjustments for Mr. Eyler are as follows:

YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND OUTSTANDING AND UNVESTED AT YEAR END ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	CHANGE IN FAIR VALUE TO THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
2023	3,514,950	(1,595,072)	(827,944)	—	1,091,934
2022	3,301,437	(4,762,949)	(1,576,365)	—	(3,037,877)
2021	4,220,264	3,095,408	1,182,790	—	8,498,462
2020	5,177,167	2,644,193	894,476**	—	8,715,836

(3)	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Eyler) for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2023”. The names of each of the other NEOs (excluding Mr. Eyler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Anversa, Mr. Stocker, Mr. Sundaram and Ms. Xu; (ii) for 2022, Mr. Anversa, Ms. Runyon, Mr. Stocker and Ms. Xu; (iii) for 2021, Mr. Anversa, Matthew Fisch, Mr. Stocker, Ms. Xu and Paul Giberson; and (iv) for 2020, Mr. Anversa, Mr. Fisch, Mr. Giberson and Yijing Brentano.

(4)	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Eyler), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Eyler) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Eyler) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K. No amounts were reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for any applicable year, so no defined benefit and actuarial pension plan adjustments were made for any applicable year.

YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	LESS	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)(A)	PLUS	AVERAGE EQUITY AWARD ADJUSTMENTS ($)(B)	EQUALS	AVERAGE CAP FOR NON-PEO NEOS ($)(C)
2023	2,141,593	-	725,982	+	415,728	=	1,831,339
2022	1,505,277	-	541,709	+	(442,919)	=	520,649*
2021	1,470,524	-	546,528	+	601,033	=	1,525,029
2020	1,437,158	-	459,696	+	1,386,269	=	2,363,731

(a)	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Eyler) are as follows:

YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND OUTSTANDING AND UNVESTED AT YEAR END ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	AVERAGE CHANGE IN FAIR VALUE TO THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2023	715,503	(182,326)	(117,449)	—	415,728
2022	511,662	(722,490)	(232,091)	—	(442,919)
2021	501,219	364,738	65,858	(330,782)	601,033
2020	925,406	457,209	3,654	—	1,386,269

(5)	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock performance is not necessarily indicative of future stock performance.

(6)	Represents the TSR for the Dow Jones US Auto Parts Index, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

(7)	Amounts reflect the net income as reported in the Company’s audited consolidated financial statements for the applicable year.

(8)	Adjusted EBITDA is defined as earnings before interest, taxes, depreciation and amortization, deferred financing cost amortization, non-cash stock based compensation expenses, and other gains and losses not reflective of the Company’s ongoing operations and related tax effects, including transaction expenses, debt retirement expenses, impairment of assets held for sale, impairment of goodwill, gain or loss on sale of business, restructuring expense, unrealized currency gain or loss, and unrealized revaluation of derivatives. Beginning in 2023, the Company excluded the impact of non-cash stock-based compensation from Adjusted EBITDA results; prior years have not been restated. We may calculate Adjusted EBITDA differently in future years.

*	The Company identified a mathematical error in the calculation of “Average CAP for Non-PEO NEOs” conducted for 2022, resulting in the understatement of such amount in our previously filed Definitive Proxy Statement on Schedule 14A. The Company has corrected this inadvertent error to reflect the accurate amount.

**	The Company identified a mathematical error in the calculation of “Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year” conducted for the PEO for 2022, resulting in the understatement of such amount in our previously filed Definitive Proxy Statement on Schedule 14A. The Company has corrected this inadvertent error to reflect the accurate amount. This error did not affect the previously disclosed or actual "Total Equity Award Adjustments" for 2022.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Reflects the amount reported in the “Total” column of the Summary Compensation Table for Mr. Eyler for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2023”.

(3)	Reflects the average amount reported in the “Total” column of the Summary Compensation Table for our other NEOs as a group (excluding Mr. Eyler) for each corresponding year. See “Named Executive Officer Compensation Tables – Summary Compensation Table for 2023”. The names of each of the other NEOs (excluding Mr. Eyler) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2023, Mr. Anversa, Mr. Stocker, Mr. Sundaram and Ms. Xu; (ii) for 2022, Mr. Anversa, Ms. Runyon, Mr. Stocker and Ms. Xu; (iii) for 2021, Mr. Anversa, Matthew Fisch, Mr. Stocker, Ms. Xu and Paul Giberson; and (iv) for 2020, Mr. Anversa, Mr. Fisch, Mr. Giberson and Yijing Brentano.

Peer Group Issuers, Footnote
(6)	Represents the TSR for the Dow Jones US Auto Parts Index, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.

PEO Total Compensation Amount	$ 7,572,491	$ 5,408,566	$ 5,972,977	$ 4,320,573
PEO Actually Paid Compensation Amount	$ 3,969,782	(1,128,864)	10,669,937	10,386,393
Adjustment To PEO Compensation, Footnote
(2)	Amounts reported reflect CAP for Mr. Eyler, as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect the actual amount of compensation earned by or paid to Mr. Eyler during the applicable year. The adjustments below were made to Mr. Eyler’s total compensation for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K. No amounts were reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for any applicable year, so no defined benefit and actuarial pension plan adjustments were made for any applicable year.

YEAR	REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR PEO ($)	LESS	REPORTED VALUE OF EQUITY AWARDS ($)(A)	PLUS	EQUITY AWARD ADJUSTMENTS ($)(B)	EQUALS	CAP FOR PEO ($)(C)
2023	7,572,491	-	4,694,643	+	1,091,934	=	3,969,782
2022	5,408,566	-	3,499,553	+	(3,037,877)	=	(1,128,864)
2021	5,972,977	-	3,801,502	+	8,498,462	=	10,669,937
2020	4,320,573	-	2,650,016	+	8,715,836	=	10,386,393

(a)	Amounts reflect the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. No amounts were reported in the “Option Awards” column in the Summary Compensation Table for any applicable year.

(b)	The equity award adjustments were calculated in accordance with Item 402(v) of Regulation S-K and include: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior year) in fair value; and (iv) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior year. No awards were granted and vested in same year for any applicable year and no dividends or other earnings were paid on awards in any applicable year. The fair values of RSUs and PSUs included in the CAP to our PEO and the Average CAP to our other NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for 2023. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Any changes to the RSU and PSU fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on our updated stock price at the respective measurement dates, and for PSUs (ROIC/Adjusted EBITDA), updated Company performance metric projections. The amounts deducted or added in calculating the equity award adjustments for Mr. Eyler are as follows:

YEAR	YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND OUTSTANDING AND UNVESTED AT YEAR END ($)	YEAR OVER YEAR CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	CHANGE IN FAIR VALUE TO THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	TOTAL EQUITY AWARD ADJUSTMENTS ($)
2023	3,514,950	(1,595,072)	(827,944)	—	1,091,934
2022	3,301,437	(4,762,949)	(1,576,365)	—	(3,037,877)
2021	4,220,264	3,095,408	1,182,790	—	8,498,462
2020	5,177,167	2,644,193	894,476**	—	8,715,836

Non-PEO NEO Average Total Compensation Amount	$ 2,141,593	1,505,277	1,470,524	1,437,158
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,831,339	520,649	1,525,029	2,363,731
Adjustment to Non-PEO NEO Compensation Footnote
(4)	Amounts reported reflect CAP for the other NEOs as a group (excluding Mr. Eyler), as computed in accordance with Item 402(v) of Regulation S-K, for each corresponding year, which amounts do not reflect an average of the actual amount of compensation earned by or paid to the other NEOs as a group (excluding Mr. Eyler) during the applicable year. The adjustments below were made to the average total compensation for the NEOs as a group (excluding Mr. Eyler) for each year to determine the CAP for such year in accordance with the requirements of Item 402(v) of Regulation S-K. No amounts were reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for any applicable year, so no defined benefit and actuarial pension plan adjustments were made for any applicable year.

YEAR	AVERAGE REPORTED SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOS ($)	LESS	AVERAGE REPORTED VALUE OF EQUITY AWARDS ($)(A)	PLUS	AVERAGE EQUITY AWARD ADJUSTMENTS ($)(B)	EQUALS	AVERAGE CAP FOR NON-PEO NEOS ($)(C)
2023	2,141,593	-	725,982	+	415,728	=	1,831,339
2022	1,505,277	-	541,709	+	(442,919)	=	520,649*
2021	1,470,524	-	546,528	+	601,033	=	1,525,029
2020	1,437,158	-	459,696	+	1,386,269	=	2,363,731

(a)	See note (b) to footnote (2) above for an explanation of the equity award adjustments made in accordance with Item 402(v) of Regulation S-K. The amounts deducted or added in calculating the total average equity award adjustments for the other NEOs as a group (excluding Mr. Eyler) are as follows:

YEAR	AVERAGE YEAR END FAIR VALUE OF EQUITY AWARDS GRANTED IN THE YEAR AND OUTSTANDING AND UNVESTED AT YEAR END ($)	YEAR OVER YEAR AVERAGE CHANGE IN FAIR VALUE OF OUTSTANDING AND UNVESTED EQUITY AWARDS ($)	AVERAGE CHANGE IN FAIR VALUE TO THE VESTING DATE OF EQUITY AWARDS GRANTED IN PRIOR YEARS THAT VESTED IN THE YEAR ($)	AVERAGE FAIR VALUE AT THE END OF THE PRIOR YEAR OF EQUITY AWARDS THAT FAILED TO MEET VESTING CONDITIONS IN THE YEAR ($)	TOTAL AVERAGE EQUITY AWARD ADJUSTMENTS ($)
2023	715,503	(182,326)	(117,449)	—	415,728
2022	511,662	(722,490)	(232,091)	—	(442,919)
2021	501,219	364,738	65,858	(330,782)	601,033
2020	925,406	457,209	3,654	—	1,386,269

Compensation Actually Paid vs. Total Shareholder Return

ANALYSIS OF INFORMATION PRESENTED IN THE PAY VERSUS PERFORMANCE TABLE

The Company is providing the following graphs regarding the relationships between information presented in the Pay Versus Performance table, including CAP, as required by Item 402(v) of Regulation S-K. The Compensation and Talent Committee utilizes several performance measures to align executive compensation with Company performance, and only some of those Company measures are presented in the pay versus performance table above and the graphs below. The Compensation and Talent Committee has not used or considered CAP previously as computed in accordance with Item 402(v) of Regulation S-K to set target compensation amounts or align our NEO compensation to Company performance. See “Compensation Discussion & Analysis” for a discussion of how the Compensation and Talent Committee designs our compensation program and sets target compensation amounts.

CAP and Cumulative TSR

The CAP for Mr. Eyler and the average CAP for the Company’s other NEOs as a group (excluding Mr. Eyler) for 2020, 2021, 2022 and 2023 is presented in comparison to the Company’s cumulative TSR for the four years presented in the Pay Versus Performance Table above in the table below.

Compensation Actually Paid vs. Net Income

ANALYSIS OF INFORMATION PRESENTED IN THE PAY VERSUS PERFORMANCE TABLE

The Company is providing the following graphs regarding the relationships between information presented in the Pay Versus Performance table, including CAP, as required by Item 402(v) of Regulation S-K. The Compensation and Talent Committee utilizes several performance measures to align executive compensation with Company performance, and only some of those Company measures are presented in the pay versus performance table above and the graphs below. The Compensation and Talent Committee has not used or considered CAP previously as computed in accordance with Item 402(v) of Regulation S-K to set target compensation amounts or align our NEO compensation to Company performance. See “Compensation Discussion & Analysis” for a discussion of how the Compensation and Talent Committee designs our compensation program and sets target compensation amounts.

CAP and Net Income

The CAP for Mr. Eyler and the average CAP for the Company’s other NEOs as a group (excluding Mr. Eyler) for 2020, 2021, 2022 and 2023 is presented in comparison to the Company’s net income over such periods in the table below.

Compensation Actually Paid vs. Company Selected Measure

ANALYSIS OF INFORMATION PRESENTED IN THE PAY VERSUS PERFORMANCE TABLE

The Company is providing the following graphs regarding the relationships between information presented in the Pay Versus Performance table, including CAP, as required by Item 402(v) of Regulation S-K. The Compensation and Talent Committee utilizes several performance measures to align executive compensation with Company performance, and only some of those Company measures are presented in the pay versus performance table above and the graphs below. The Compensation and Talent Committee has not used or considered CAP previously as computed in accordance with Item 402(v) of Regulation S-K to set target compensation amounts or align our NEO compensation to Company performance. See “Compensation Discussion & Analysis” for a discussion of how the Compensation and Talent Committee designs our compensation program and sets target compensation amounts.

CAP and Adjusted EBITDA

The CAP for Mr. Eyler and the average CAP for the Company’s other NEOs as a group (excluding Mr. Eyler) for 2020, 2021, 2022 and 2023 is presented in comparison to the Company’s Adjusted EBITDA over such periods in the table below.

Total Shareholder Return Vs Peer Group

ANALYSIS OF INFORMATION PRESENTED IN THE PAY VERSUS PERFORMANCE TABLE

The Company is providing the following graphs regarding the relationships between information presented in the Pay Versus Performance table, including CAP, as required by Item 402(v) of Regulation S-K. The Compensation and Talent Committee utilizes several performance measures to align executive compensation with Company performance, and only some of those Company measures are presented in the pay versus performance table above and the graphs below. The Compensation and Talent Committee has not used or considered CAP previously as computed in accordance with Item 402(v) of Regulation S-K to set target compensation amounts or align our NEO compensation to Company performance. See “Compensation Discussion & Analysis” for a discussion of how the Compensation and Talent Committee designs our compensation program and sets target compensation amounts.

Cumulative TSR of the Company and the Dow Jones US Auto Parts Index

The Company’s cumulative TSR for the four years presented in the Pay Versus Performance Table above is presented in comparison to the Dow Jones US Auto Parts Index (the peer group presented for this purpose) for the same periods in the table below.

Tabular List, Table

FINANCIAL PERFORMANCE MEASURES

As described in “Compensation Discussion & Analysis,” a significant portion of the NEO pay is performance-based and at-risk, consistent with the compensation philosophy established by the Compensation and Talent Committee. Our NEO compensation program rewards the achievement of specific short-term (annual) and long-term financial and other goals, which are aligned with our operational and strategic goals. The most important financial performance measures used by the Company to link CAP for the Company’s NEOs to the Company’s performance for the most recently completed year are shown below.

MOST IMPORTANT PERFORMANCE MEASURES
Adjusted EBITDA	Relative TSR*
Revenue	Return on Invested Capital (ROIC)
Relative Revenue Growth

*	Reflects the Company’s TSR compared to a peer group established by the Compensation and Talent Committee.

Total Shareholder Return Amount	$ 117.95	147.08	195.76	146.92
Peer Group Total Shareholder Return Amount	104.54	104.59	142.18	117.51
Net Income (Loss)	$ 40,300,000	$ 24,400,000	$ 93,400,000	$ 59,700,000
Company Selected Measure Amount	180,600,000	129,800,000	157,000,000	139,900,000
PEO Name	Mr. Eyler	Mr. Eyler	Mr. Eyler	Mr. Eyler
Additional 402(v) Disclosure

COMPANY SELECTED MEASURE

We have presented Adjusted EBITDA as the Company-selected measure in the table above in accordance with Item 402(v) of Regulation S-K. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure used by the Company to link CAP for the Company’s NEOs to Company performance for the most recently completed year that is not otherwise required to be disclosed in the pay versus performance table above. In identifying Adjusted EBITDA as the most important performance measure used by the Company to link CAP for the NEOs to performance for 2023, we considered that (1) the cash bonuses earned by our NEOs under the 2023 Senior Level Bonus Plan were based on the achievement of three financial performance metrics— Adjusted EBITDA, revenue and relative revenue growth—along with a strategic goals measurement, with Adjusted EBITDA being weighted the greatest at 40% and (2) 60-70% of the target value of the 2023 equity awards granted to our NEOs was delivered via PSUs, with 40% of the target value of such PSUs being earned based on our three-year, cumulative Adjusted EBITDA. We may determine a different financial performance measure to be the most important financial performance measure in future years.

This pay versus performance section is not “soliciting material,” is not deemed filed with the SEC and is not to be incorporated by reference into any of the Company’s filings under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date of this proxy statement and irrespective of any general incorporation language therein.

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Revenue Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
PEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,694,643)	$ (3,499,553)	$ (3,801,502)	$ (2,650,016)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,091,934	(3,037,877)	8,498,462	8,715,836
PEO | Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,514,950	3,301,437	4,220,264	5,177,167
PEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,595,072)	(4,762,949)	3,095,408	2,644,193
PEO | Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(827,944)	(1,576,365)	1,182,790	894,476
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(725,982)	(541,709)	(546,528)	(459,696)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	415,728	(442,919)	601,033	1,386,269
Non-PEO NEO | Year End Fair Value of Equity Awards Granted in the Year and Outstanding and Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	715,503	511,662	501,219	925,406
Non-PEO NEO | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(182,326)	(722,490)	364,738	457,209
Non-PEO NEO | Change in Fair Value to the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(117,449)	(232,091)	65,858	3,654
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (330,782)	$ 0